Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Benefit for income taxes	$ 1,944	$ 1,063	$ 8,222	$ (3,375)	$ 13,185